Bank Borrowings	12 Months Ended
Mar. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

14. BANK BORROWINGS

Bank borrowings as of March 31, 2024 and 2025 are as follows:

				Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	Maturity date	Currency	2024	2025	2024	2025	2025
						HK$	HK$	US$
Bank of China (Hong Kong) (note a)	Term loan	Within 1 year or on demand	HK$	4.81%	4.19%	2,111,291	1,173,028	150,777
Bank of China (Hong Kong) (note c)	Term loan	Within 1 year or on demand	HK$	3.63%	3.00%	20,666,000	19,905,324	2,558,558
Bank of China (Hong Kong) (note d)	Revolving loan	Within 1 year or on demand	HK$	5.88%	5.25%	10,273,028	—	—
China Construction Bank (Asia) Corporation Limited (note b)	Revolving loan	Within 1 year or on demand	HK$	7.65%	6.38%	4,000,000	3,550,000	456,304
China Construction Bank (Asia) Corporation Limited (note b)	Term loan	Within 1 year or on demand	HK$	6.70%	5.43%	3,803,256	3,731,600	479,646
The Hongkong and Shanghai Banking Corporation Limited (note e)	Term loan	Within 1 year or on demand	HK$	—	6.25%	—	50,000,000	6,426,818
Total						40,853,575	78,359,952	10,072,103

Note:

(a)	The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and
(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.

(b)	The banking facilities were secured as follows:

(i)	Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse;
(ii)	Personal guarantee by Mr. Chan and his spouse; and
(iii)	Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.

(c)	The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Chung and Mr. Chan; and
(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.

(d)	The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Chan; and
(ii)	HK$2,000,000 (US$255,561) time deposits.
(e)	The banking facilities were secured as follows:

	(i)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip;
	(ii)	Corporate guarantee by Reitar Logtech Holdings Limited;
	(iii)	HK6,000,000 (US$771,218) time deposit; and
	(iv)	Contracts receivable of HK$705,100 (US$90,631).